Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided by (used for) operations
Net income	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Items in net income (loss) not using (providing) cash
Depreciation and amortization, including deferred financing costs and other	18,131	17,664	37,211	39,232	37,674
Stock-based compensation	1,073	0	0	0	1,625
Pension expense	5,434	6,394	12,653	11,368	7,449
Deferred income taxes	(66,314)	0
Other	(277)	(469)	(471)	2,220	(371)
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,487)	(59,482)	(17,238)	(15,675)	(6,338)
Inventories	(42,544)	(35,154)	(41,828)	(20,899)	(28,428)
Prepaid expenses and other	(2,523)	(2,251)	(652)	(72)	(300)
Accounts payable and accrued liabilities	36,833	68,235	53,041	1,878	32,419
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Income taxes payable	(881)	(29)
Other	(4,546)	1,034	4,410	(1,049)	3,727
Net cash provided by (used for) operations	(45,823)	4,783	80,136	(42,981)	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(14,042)	(10,952)	(27,386)	(33,537)	(35,751)
Acquisitions of businesses and facilities	0	(2,355)	(2,355)	(5,782)	0
Proceeds from sales of assets	546	145	246	3,126	1,254
Other	10	(1)	61	(424)	(956)
Net cash provided by (used for) investment	(13,486)	(13,163)	(29,434)	(36,617)	(35,453)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	0
Issuances of long-term debt	55,000	0	300,000	0	45,000
Payments of long-term debt	(80,000)	0	(244,560)	0	(128,451)
Financing costs	(321)	0	(5,822)	(2,548)	0
Other	191	0
Net cash provided by (used for) financing	237,469	0	(178,650)	(2,548)	2,666
Net increase (decrease) in cash and cash equivalents	178,160	(8,380)	(127,948)	(82,146)	(22,500)
Balance at beginning of the period	54,507	182,455	182,455	264,601	287,101
Balance at end of the period	$ 232,667	$ 174,075	$ 54,507	$ 182,455	$ 264,601